Leader Short Term High Yield Bond Fund
Schedule of Investments
October 31, 2025 (Unaudited)

Shares	PREFERRED STOCK - 0.55%				Coupon Rate (%)	Maturity	Fair Value

	Diversified Financial Services - 0.55%
54,941	B. Riley Financial, Inc.(c)(d)				6.000	1/31/2028	$708,739
18,818	B. Riley Financial, Inc.(c)(d)				5.250	8/31/2028	192,508
							901,247

	TOTAL PREFERRED STOCK (Cost $1,269,289)						901,247

Principal Amount	ASSET-BACKED SECURITIES - 88.20%	Series		Class

	Commercial Mortgage-Backed Securities - 2.94%
$5,000,000	HONO 2021-LULU Mortgage Trust(e)(f)	2021-LULU		Class F	8.547	10/15/2036	4,849,341

	Collateralized Loan Obligations - 85.26%
1,000,000	1828 CLO Ltd.(e)(f)	2016-1A		Class DR	10.756	10/15/2031	985,081
4,500,000	AB BSL CLO 3 Ltd(e)(f)	2021-3A		Class ER	8.984	4/20/2038	4,339,723
3,000,000	AGL CLO 3 Ltd.(e)(f)	2020-3A		Class ER	9.155	4/15/2038	2,829,392
4,900,000	Allegro CLO V-S Ltd.(e)(f)	2024-2A		Class E	11.365	7/24/2037	4,881,673
2,500,000	Allegro CLO X Ltd.(e)(f)	2019-1A		Class E	11.026	4/20/2032	2,512,264
4,000,000	Bain Capital Credit CLO 2019-1(e)(f)	2019-1A		Class ER	11.156	4/19/2034	4,019,957
1,000,000	Ballyrock CLO 18 Ltd.(e)(f)	2021-18A		Class DR	9.655	4/15/2038	1,000,786
1,275,000	Battalion CLO XV Ltd.(e)(f)	2020-15A		Class E	10.493	1/17/2033	1,237,187
2,500,000	Battalion CLO XXII Ltd.(e)(f)	2021-22A		Class E	11.537	1/20/2035	2,204,093
3,390,000	BlueMountain CLO XXIX Ltd.(e)(f)	2020-29A		Class ER	10.980	7/25/2034	3,364,287
3,750,000	BlueMountain CLO XXXV Ltd.(e)(f)	2022-35A		Class E1R	11.932	10/22/2037	3,805,193
3,000,000	Bryant Park Funding 2024-24 Ltd.(e)(f)	2024-24A		Class E	10.545	10/15/2037	3,029,614
2,500,000	Canyon CLO 2018-1 Ltd.(e)(f)	2018-1A		Class E	9.916	7/15/2031	2,509,591
3,500,000	Carlyle Global Market Strategies CLO 2016-3 Ltd.(e)(f)	2016-3A		Class ERR	11.146	7/20/2034	3,521,141
1,000,000	Cathedral Lake VIII Ltd.(e)(f)	2021-8A		Class E	11.636	1/20/2035	998,640
1,000,000	Columbia Cent CLO 31 Ltd.(e)(f)	2021-31A		Class E	10.434	4/20/2034	953,911
2,500,000	Columbia Cent CLO 33 Ltd.(e)(f)	2024-33A		Class E	11.044	4/20/2037	2,535,712
4,000,000	Crown City CLO II(e)(f)	2020-2A		Class DR	10.994	4/20/2035	3,947,695
500,000	Dryden 37 Senior Loan Fund(e)(f)	2015-37A		Class ER	9.316	1/15/2031	474,268
1,375,000	Dryden 42 Senior Loan Fund(e)(f)	2016-42A		Class ERR	10.405	7/15/2037	1,388,519
1,650,000	Dryden 60 CLO Ltd.(e)(f)	2018-60A		Class E	9.766	7/15/2031	1,655,351
2,000,000	Dryden 68 CLO Ltd.(e)(f)	2019-68A		Class ER	10.916	7/15/2035	1,951,122
2,000,000	Dryden 78 CLO Ltd.(e)(f)	2020-78A		Class E2R	10.512	4/17/2037	1,992,080
4,000,000	Dryden 95 CLO Ltd.(e)(f)	2021-95A		Class E	10.615	8/20/2034	3,975,042
4,000,000	Elevation CLO 2021-12 Ltd.(e)(f)	2021-12A		Class ER	11.364	4/20/2037	4,020,100
2,000,000	Fortress Credit BSL XIII Ltd.(e)(f)	2021-2A		Class E	11.056	7/20/2034	2,012,544
2,000,000	Gallatin CLO VIII 2017-1 Ltd.(e)(f)	2017-1A		Class ER	11.086	7/15/2031	1,926,370
3,700,000	Invesco CLO 2022-1 Ltd.(e)(f)	2022-1A		Class E	10.184	4/20/2035	3,589,691
2,000,000	Jefferson Mill CLO Ltd.(e)(f)	2015-1A		Class ER	10.596	10/20/2031	1,918,255
2,000,000	KKR CLO 17 Ltd. (e)(f)	17		Class ER	11.556	4/15/2034	1,916,152
3,250,000	LCM 34 Ltd.(e)(f)	34	A	Class E	10.686	10/20/2034	2,971,069
1,000,000	LCM 37 Ltd.(e)(f)	37	A	Class E	11.535	4/15/2034	940,035
4,455,000	Madison Park Funding LV Ltd.(e)(f)	2022-55A		Class ER	9.884	7/18/2037	4,435,753
1,858,000	Marathon CLO XIII Ltd.(e)(f)	2019-1A		Class D	11.146	4/15/2032	1,801,232
1,004,000	Marble Point CLO XXII Ltd.(e)(f)	2021-2A		Class E	11.510	7/25/2034	960,042
2,000,000	Morgan Stanley Eaton Vance CLO 2023-19 Ltd.(e)(f)	2023-19A		Class ER	9.405	7/15/2038	1,960,000
2,000,000	Mountain View CLO XIV Ltd.(e)(f)	2019-1A		Class ER	11.526	10/15/2034	1,929,239
3,000,000	Mountain View CLO XV Ltd.(e)(f)	2019-2A		Class ER	11.975	7/15/2037	2,970,255
6,000,000	Octagon 69 Ltd.(e)(f)	2024-3A		Class E	9.765	7/24/2037	6,024,827
4,000,000	Octagon Investment Partners 50 Ltd.(e)(f)	2020-4A		Class ER	10.966	1/15/2035	3,859,385
2,000,000	Orion CLO 2024-3 Ltd.(e)(f)	2024-3A		Class E	10.158	7/25/2037	2,019,696
3,000,000	OZLM VI Ltd.(e)(f)	2014-6A		Class DS	10.193	4/17/2031	2,790,973
5,281,500	OZLM XIV Ltd.(e)(f)	2015-14A		Class DR3	12.055	1/15/2038	5,307,926
1,500,000	OZLM XIX Ltd.(e)(f)	2017-19A		Class DR	11.796	1/15/2035	1,508,070
4,000,000	Parallel 2021-2 Ltd.(e)(f)	2021-2A		Class D	11.346	10/20/2034	3,951,856
1,000,000	Park Avenue Institutional Advisers CLO Ltd. 2022-1(e)(f)	2022-1A		Class D	11.174	4/20/2035	1,008,414
2,000,000	PPM CLO 5 Ltd.(e)(f)	2021-5A		Class E	10.646	10/18/2034	1,847,590
1,500,000	Rad CLO 16 Ltd.(e)(f)	2022-16A		Class ER	10.405	7/15/2037	1,473,088
4,675,000	Rockford Tower CLO 2021-3 Ltd.(e)(f)	2021-3A		Class ER	11.325	1/15/2038	4,559,442
2,000,000	Rockford Tower CLO 2025-1 Ltd.(e)(f)	2025-1A		Class E	9.505	3/31/2038	1,997,822
2,000,000	Sixth Street CLO XXVI Ltd.(e)(f)	2024-26A		Class E	9.534	10/18/2037	2,025,387

Leader Short Term High Yield Bond Fund
Schedule of Investments
October 31, 2025 (Unaudited)

Principal Amount	ASSET-BACKED SECURITIES - 88.20% (continued)	Series	Class	Coupon Rate (%)	Maturity	Fair Value

	Collateralized Loan Obligations - 85.26% (continued)
$2,500,000	TCW CLO 2021-1 Ltd.(e)(f)	2021-1A	Class ER1	10.634	1/20/2038	$2,488,865
2,000,000	THL Credit Wind River 2017-1 CLO Ltd.(e)(f)	2017-1A	Class ER	11.206	4/18/2036	1,959,340
1,750,000	Trinitas CLO XI Ltd.(e)(f)	2019-11A	Class ER	11.436	7/15/2034	1,691,277
500,000	Voya CLO 2019-2 Ltd.(e)(f)	2019-2A	Class E	10.746	7/20/2032	502,490
2,000,000	Voya CLO 2020-1 Ltd.(e)(f)	2020-1A	Class ER	10.505	7/16/2034	2,016,658
						140,496,165

	TOTAL ASSET-BACKED SECURITIES (Cost $148,982,569)					145,345,506

	CORPORATE BONDS - 6.38%	Spread

	Banks - 0.00%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(a)(b)(d)(e)(g)(j)(k)	H15T10Y + 8.067%		9.500	Perpetual	—

	Oil & Gas - 3.32%
6,000,000	Petroleos Mexicanos			7.690	1/23/2050	5,467,500

	Savings & Loans - 3.06%
5,250,000	Flagstar Financial, Inc.(f)			7.296	11/6/2028	5,046,563

	TOTAL CORPORATE BONDS (Cost $5,206,976)					10,514,063

	NON U.S. GOVERNMENT AGENCIES - 0.27%

	Sovereign - 0.27%
336,515	Ukraine Government International Bond(e)(g)(h)			4.500	2/1/2029	231,775
144,220	Ukraine Government International Bond(e)(g)(h)			4.500	2/1/2034	81,665
26,260	Ukraine Government International Bond(e)(g)(h)(j)			0.000	2/1/2030	13,951
98,130	Ukraine Government International Bond(e)(g)(h)(j)			0.000	2/1/2034	41,337
82,926	Ukraine Government International Bond(e)(g)(h)(j)			0.000	2/1/2035	42,603
69,105	Ukraine Government International Bond(e)(g)(h)(j)			0.000	2/1/2036	35,416
						446,747

	TOTAL NON U.S. GOVERNMENT AGENCIES (Cost $3,089,051)					446,747

Shares	SHORT-TERM INVESTMENT - 4.30%					Fair Value

7,091,531	First American Government Obligations Fund - Class X, 4.03%(i)					$7,091,531

	TOTAL SHORT-TERM INVESTMENT (Cost $7,091,531)					7,091,531

	TOTAL INVESTMENTS (Cost $165,639,416) - 99.70%					$164,299,094

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.30%					498,714

	NET ASSETS - 100%					$164,797,808

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

Ltd. - Limited Company

PJSC - Public Joint-Stock Company

(a) The Liquidity Administrator has determined that these securities are illiquid. As of October  31, 2025, these securities amounted to $0 or 0% of net assets.

(b) The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Notes 2 and 13 to the Notes to the Financial Statements.

Leader Short Term High Yield Bond Fund
Schedule of Investments
October 31, 2025 (Unaudited)

(c) Rate shown represents the dividend rate as of October 31, 2025

(d) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the total market value of 144A securities is $145,792,253 or 88.47% of net assets.

(f) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g) Variable rate security; the rate shown represents the rate as of October 31, 2025.

(h) Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until February 2024.

(i) Rate disclosed is the seven day effective yield as of October 31, 2025.

(j) Non-income producing security.

(k) Security is in default.

The accompanying notes are an integral part of these financial statements.

Leader High Quality Income Fund
Schedule of Investments
October 31, 2025 (Unaudited)

Shares	COMMON STOCK - 0.86%					Fair Value

	Real Estate Investment Trust - 0.86%
500,000	Annaly Capital Management, Inc.					$10,585,000

	TOTAL COMMON STOCK (Cost $11,099,377)					10,585,000

	PREFERRED STOCK - 0.14%

	Forestry, Paper, & Wood Products - 0.14%
6,504,248	Boxabl, Inc.(a)(b)(c)(d)					1,756,147

	TOTAL PREFERRED STOCK (Cost $411,068)					1,756,147

	MUTUAL FUNDS - 2.37%

	Debt Funds - 2.37%
3,617,067	Leader Short Term High Yield Bond Fund - Institutional Class					29,334,417

	TOTAL MUTUAL FUNDS (Cost $29,106,713)					29,334,417

Principal Amount	ASSET-BACKED SECURITIES - 70.77%	Series	Class	Coupon Rate (%)	Maturity

	Commercial Mortgage-Backed Securities - 11.20%
$3,000,000	BAMLL Trust 2024-BHP(d)(e)	2024-BHP	Class B	6.932	8/15/2039	3,010,045
7,875,000	BRSP 2024-FL2 Ltd.(d)(e)	2024-FL2	Class C	7.574	8/19/2037	7,840,047
959,180	BX Commercial Mortgage Trust 2024-AIR2(d)(e)	2024-AIR2	Class C	6.274	10/15/2041	961,883
2,000,000	BX Trust 2025-GW(d)(e)	2025-GW	Class C	6.132	7/15/2042	2,004,596
9,000,000	CONE Trust 2024-DFW1(d)(e)	2024-DFW1	Class D	7.072	8/15/2041	8,950,537
7,572,000	FS Rialto 2024-FL9, Issuer LLC(d)(e)	2024-FL9	Class C	6.676	10/19/2039	7,579,663
3,437,000	Greystone CRE Notes 2024-HC3(d)(e)	2024-HC3	Class B	7.665	3/15/2041	3,403,764
5,156,000	Greystone CRE Notes 2024-HC3(d)(e)	2024-HC3	Class C	8.464	3/15/2041	5,172,165
1,000,000	Greystone CRE Notes 2025-FL4, LLC(d)(e)	2025-FL4	Class B	6.621	1/15/2043	1,002,370
2,000,000	Greystone CRE Notes 2025-FL4, LLC(d)(e)	2025-FL4	Class C	6.920	1/15/2043	2,004,700
9,852,538	HIH Trust 2024-61P(d)(e)	2024-61P	Class B	6.373	10/15/2041	9,883,713
13,793,553	HIH Trust 2024-61P(d)(e)	2024-61P	Class C	6.873	10/15/2041	13,851,566
4,525,000	HONO 2021-LULU Mortgage Trust(d)(e)	2021-LULU	Class C	5.997	10/15/2036	4,478,211
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY(d)(e)	2024-RGCY	Class C	6.872	9/15/2041	6,007,884
3,000,000	LoanCore 2025 2025-CRE8 Issuer, LLC(d)(e)	2025-CRE8	Class E	7.527	8/17/2042	2,971,968
3,006,000	MF1 2021-FL7 Ltd.(d)(e)	2021-FL7	Class C	6.188	10/16/2036	2,998,668
5,000,000	MF1 2021-FL7 Ltd.(d)(e)	2021-FL7	Class E	6.938	10/16/2036	4,919,446
1,500,000	MF1 2024-FL15(d)(e)	2024-FL15	Class B	6.522	8/18/2041	1,504,106
3,000,000	MF1 2024-FL15(d)(e)	2024-FL15	Class C	6.971	8/18/2041	3,000,004
5,437,000	MF1 2025-FL19, LLC(d)(e)	2025-FL19	Class B	6.372	5/18/2042	5,450,914
8,000,000	MF1 2025-FL19, LLC(d)(e)	2025-FL19	Class C	6.872	5/18/2042	8,020,242
5,925,000	MF1 Multifamily Housing Mortgage Loan Trust(d)(e)	2021-FL5	Class E	7.151	7/15/2036	5,957,326
5,000,000	NYCT Trust 2024-3ELV(d)(e)	2024-3ELV	Class C	6.872	8/15/2029	5,011,577
18,410,000	PGA Trust 2024-RSR2(d)(e)	2024-RSR2	Class C	6.822	6/15/2039	18,415,004
2,500,000	SG Commercial Mortgage Securities Trust 2016-C5(e)	2016-C5	Class C	4.811	10/10/2048	2,315,100
2,000,000	SWCH Commercial Mortgage Trust 2025-DATA(d)(e)	2025-DATA	Class E	7.372	2/15/2042	1,975,788
						138,691,287
	Collateralized Loan Obligations - 59.57%
4,000,000	AB BSL CLO 5 Ltd (d)(e)	2024-5A	Class D2	7.934	1/20/2038	4,020,876
3,305,000	AGL CLO 35 Ltd.(d)(e)	2024-35A	Class C	5.770	1/21/2038	3,319,803
3,000,000	Allegro CLO XIX Ltd.(d)(e)	2025-1A	Class C	5.832	4/17/2038	3,011,791
2,000,000	Allegro CLO XV Ltd.(d)(e)	2022-1A	Class C2R	6.384	4/20/2038	2,013,856
4,000,000	Allegro CLO XV Ltd.(d)(e)	2022-1A	Class D2R	7.884	4/20/2038	4,021,187
1,000,000	AMMC CLO 26 Ltd.(d)(e)	2023-26A	Class CR	6.105	4/15/2036	1,003,820
3,795,000	Apex Credit CLO 12 Ltd.(d)(e)	2025-12A	Class C1	6.134	4/20/2038	3,812,140
10,000,000	Apex Credit CLO 12 Ltd.(d)(e)	2025-12A	Class D2	8.134	4/20/2038	10,052,660
6,000,000	Apidos CLO XLI Ltd.(d)(e)	2022-41A	Class CR	5.834	10/20/2037	6,026,316
3,700,000	Ares LXX CLO Ltd.(d)(e)	2023-70A	Class B1	6.258	10/25/2035	3,712,001
6,000,000	Ares LXX CLO Ltd.(d)(e)	2023-70A	Class C	6.758	10/25/2035	6,023,756
4,000,000	Athena CLO III, LLC(d)(e)	2024-3A	Class B	6.634	4/20/2036	4,020,563
6,000,000	Athena CLO III, LLC(d)(e)	2024-3A	Class C	7.384	4/20/2036	6,041,125
6,000,000	Atlantic Avenue 2023-1 Ltd.(d)(e)	2023-1A	Class C	7.534	10/20/2036	6,026,217
6,000,000	Atlantic Avenue 2024-2 Ltd.(d)(e)	2024-2A	Class C	6.984	4/20/2037	6,027,764

Leader High Quality Income Fund
Schedule of Investments
October 31, 2025 (Unaudited)

Principal Amount	ASSET-BACKED SECURITIES - 70.77% (continued)	Series	Class	Coupon Rate (%)	Maturity	Fair Value

	Collateralized Loan Obligations - 59.57% (continued)
$1,750,000	Bain Capital Credit CLO 2022-3 Ltd.(d)(e)	2022-3A	Class CR	5.782	7/17/2035	$1,755,494
2,000,000	Bain Capital Credit CLO 2023-4 Ltd.(d)(e)	2023-4A	Class B	6.370	10/21/2036	2,006,450
2,000,000	Bain Capital Credit CLO 2023-4 Ltd.(d)(e)	2023-4A	Class C	6.770	10/21/2036	2,007,894
3,000,000	Ballyrock CLO 25 Ltd.(d)(e)	2023-25A	Class C2R	7.608	1/25/2038	3,011,540
8,000,000	Barings CLO Ltd. 2019-II(d)(e)	2019-2A	Class D2RR	8.155	1/15/2038	8,041,496
10,000,000	Barings CLO Ltd. 2021-III(d)(e)	2021-3A	Class CR	5.784	1/18/2035	10,029,873
1,000,000	Battalion CLO 18 Ltd.(d)(e)	2020-18A	Class DR	7.616	10/15/2036	966,797
1,000,000	Battalion CLO X Ltd.(d)(e)	2016-10A	Class BR2	6.177	1/25/2035	1,003,242
2,000,000	Battalion CLO XIX Ltd.(d)(e)	2021-19A	Class B	5.766	4/15/2034	2,006,883
2,000,000	Battalion CLO XX Ltd.(d)(e)	2021-20A	Class D2R	8.055	4/15/2038	2,009,781
1,000,000	Beechwood Park CLO Ltd.(d)(e)	2019-1A	Class B2AR	5.632	1/17/2035	1,002,739
3,125,000	Benefit Street Partners CLO Ltd.(d)(e)	2015-6BR	Class D2R	7.634	4/20/2038	3,141,649
4,050,000	Benefit Street Partners CLO XIV Ltd.(d)(e)	2018-14A	Class CR	5.884	10/20/2037	4,070,118
5,000,000	Birch Grove CLO 2 Ltd.(d)(e)	2021-2A	Class C1R	5.934	10/19/2037	5,024,807
2,110,000	Birch Grove CLO 9 Ltd.(d)(e)	2024-9A	Class C	5.857	10/22/2037	2,120,484
19,000,000	Black Diamond CLO 2024-1 Ltd.(d)(e)	2024-1A	Class C1	6.208	10/25/2037	19,093,716
10,000,000	BlackRock Baker CLO 2021-1 Ltd.(d)(e)	2021-8A	Class C	6.766	1/15/2034	10,040,863
12,500,000	BlackRock Shasta CLO XIII, LLC(d)(e)	2024-1A	Class C	6.955	7/15/2036	12,554,009
2,400,000	BlueMountain CLO 2016-3 Ltd.(d)(e)	2016-3A	Class CR	6.673	11/15/2030	2,409,357
1,000,000	BlueMountain CLO XXII Ltd.(d)(e)	2018-22A	Class C	6.116	7/15/2031	1,002,992
2,000,000	Brightwood Capital MM CLO 2019-1 Ltd.(d)(e)	2019-1A	Class DR	8.695	10/15/2034	2,006,844
2,150,000	Brightwood Capital MM CLO 2023-1 Ltd.(d)(e)	2023-1A	Class D	10.365	10/15/2035	2,172,913
8,000,000	Brightwood Capital MM CLO 2024-2 Ltd.(d)(e)	2024-2A	Class C	7.755	4/15/2036	8,062,298
5,000,000	Bryant Park Funding 2024-25 Ltd.(d)(e)	2024-25A	Class D2	7.884	1/18/2038	5,026,151
5,000,000	Canyon CLO 2025-1 Ltd.(d)(e)	2025-1A	Class D2	7.805	4/15/2038	5,024,634
2,000,000	Capital Four US CLO III Ltd.(d)(e)	2022-2A	Class C1R	6.070	4/21/2038	2,009,049
5,000,000	Capital Four US CLO III Ltd.(d)(e)	2022-2A	Class D2R	7.870	4/21/2038	5,026,492
3,750,000	Carlyle US CLO 2021-7 Ltd.(d)(e)	2021-7A	Class D2R	7.905	4/15/2040	3,768,421
13,500,000	Carlyle US CLO 2022-6 Ltd.(d)(e)	2022-6A	Class CR2	5.608	10/25/2038	13,487,325
4,000,000	Carlyle US CLO 2023-2 Ltd.(d)(e)	2023-2A	Class CR	5.784	7/20/2038	4,018,578
5,000,000	Carlyle US CLO 2023-5 Ltd.(d)(e)	2023-5A	Class B	6.508	1/27/2036	5,029,555
10,000,000	Carlyle US CLO 2023-5 Ltd.(d)(e)	2023-5A	Class C	6.858	1/27/2036	10,045,496
3,000,000	CarVal CLO IX-C Ltd.(d)(e)	2024-1A	Class C	6.384	4/20/2037	3,014,094
7,000,000	Cedar Funding XII CLO Ltd.(d)(e)	2020-12A	Class CRR	5.758	1/25/2038	7,031,420
6,000,000	CFIP CLO 2017-1 Ltd.(d)(e)	2017-1A	Class CR	6.746	10/18/2034	6,023,569
2,000,000	Churchill NCDLC CLO-III, LLC(d)(e)	2024-1A	Class B	6.534	4/20/2036	2,011,483
4,000,000	CIFC Funding 2014-II-R Ltd.(d)(e)	2014-2RA	Class D2AR	8.865	10/24/2037	4,020,185
2,000,000	CIFC Funding 2024-III Ltd.(d)(e)	2024-3A	Class C	6.070	7/21/2037	2,009,681
2,500,000	Columbia Cent CLO 32 Ltd.(d)(e)	2022-32A	Class C1R2	5.965	7/24/2034	2,508,440
7,000,000	Columbia Cent CLO 33 Ltd.(d)(e)	2024-33A	Class C1	6.584	4/20/2037	7,032,719
3,000,000	Cook Park CLO Ltd.(d)(e)	2018-1A	Class C	5.893	4/17/2030	3,007,151
2,000,000	Crown City CLO IV(d)(e)	2022-4A	Class B1R	6.684	4/20/2037	2,009,326
3,500,000	Dryden 42 Senior Loan Fund(d)(e)	2016-42A	Class D1BR	8.405	7/15/2037	3,517,553
2,625,000	Dryden 42 Senior Loan Fund(d)(e)	2016-42A	Class D2RR	9.005	7/15/2037	2,637,997
1,000,000	Dryden 49 Senior Loan Fund(d)(e)	2017-49A	Class CR	6.196	7/18/2030	1,001,979
1,000,000	Dryden 60 CLO Ltd.(d)(e)	2018-60A	Class C	6.216	7/15/2031	1,003,060
6,600,000	Dryden 93 CLO Ltd.(d)(e)	2021-93A	Class D2R	8.005	1/15/2038	6,634,347
4,100,000	Elevation CLO 2020-11 Ltd.(d)(e)	2020-11A	Class D1BR	8.905	10/15/2037	4,120,627
10,750,000	Elevation CLO 2023-17 Ltd.(d)(e)	2023-17A	Class C	7.384	10/20/2036	10,797,130
16,000,000	Elevation CLO 2025-18 Ltd.(d)(e)	2025-18A	Class D1	6.834	3/28/2038	16,067,645
9,000,000	Elevation CLO 2025-18 Ltd.(d)(e)	2025-18A	Class D2	7.884	3/28/2038	9,047,670
5,000,000	Elmwood CLO 39 Ltd.(d)(e)	2025-2A	Class D2	7.432	4/17/2038	4,943,416
3,750,000	Elmwood CLO VII Ltd.(d)(e)	2020-4A	Class CRR	5.882	10/17/2037	3,768,615
2,500,000	Elmwood CLO XI Ltd.(d)(e)	2021-4A	Class D2R	7.584	1/20/2038	2,472,740
1,100,000	Gallatin CLO XI 2024-1 Ltd.(d)(e)	2024-1A	Class C	6.184	10/20/2037	1,105,421

Leader High Quality Income Fund
Schedule of Investments
October 31, 2025 (Unaudited)

Principal Amount	ASSET-BACKED SECURITIES - 70.77% (continued)	Series		Class	Coupon Rate (%)	Maturity	Fair Value

	Collateralized Loan Obligations - 59.57% (continued)
$8,000,000	Generate CLO 4 Ltd.(d)(e)	4A		Class D2RR	8.684	7/20/2037	$7,945,390
9,000,000	Golub Capital Partners CLO 71 M(d)(e)	2024-71A		Class B	6.826	2/9/2037	9,054,334
15,000,000	Golub Capital Partners CLO 71 M(d)(e)	2024-71A		Class C	7.476	2/9/2037	15,091,142
10,000,000	Hayfin US XV Ltd.(d)(e)	2024-15A		Class C	6.559	4/28/2037	10,046,878
3,000,000	HPS Loan Management 2024-20 Ltd.(d)(e)	2024-20A		Class C	6.058	7/25/2037	3,014,552
4,600,000	ICG US CLO 2017-1 Ltd.(d)(e)	2017-1A		Class CRR	6.521	7/28/2034	4,617,560
1,000,000	ICG US CLO 2020-1 Ltd.(d)(e)	2020-1A		Class DR	7.746	1/20/2035	993,012
10,000,000	Invesco US CLO 2023-3 Ltd.(d)(e)	2023-3A		Class CR	5.805	7/15/2038	10,046,371
13,500,000	Invesco US CLO 2023-4 Ltd.(d)(e)	2023-4A		Class C	6.884	1/18/2037	13,561,316
6,600,000	LCM 26 Ltd.(d)(e)	26A		Class C	5.946	1/20/2031	6,612,626
3,500,000	LCM 30 Ltd.(d)(e)	30A		Class CR	6.146	4/20/2031	3,508,591
3,600,000	LCM 40 Ltd.(d)(e)	40A		Class D2R	8.835	1/15/2038	3,619,551
1,001,028	LCM XIV LP(d)(e)	14A		Class CR	5.996	7/20/2031	1,003,225
1,250,000	LCM XVI LP(d)(e)	16A		Class CR2	6.316	10/15/2031	1,254,632
3,000,000	LCM XVII LP(d)(e)	17A		Class CRR	6.266	10/15/2031	3,010,840
5,000,000	LCM XVIII LP(d)(e)	18A		Class CR	5.996	4/20/2031	5,012,229
10,000,000	Madison Park Funding LXII Ltd.(d)(e)	2022-62A		Class CR2	5.894	7/16/2038	10,039,891
2,000,000	Madison Park Funding LXIX Ltd.(d)(e)	2024-69A		Class D2	8.608	7/25/2037	2,024,879
11,000,000	Madison Park Funding XXXVI Ltd.(d)(e)	2019-36A		Class D2RR	7.605	4/15/2035	10,888,908
1,500,000	Magnetite XLI Ltd.(d)(e)	2024-41A		Class D2	7.708	1/25/2038	1,507,886
1,515,000	Magnetite XXXIV Ltd.(d)(e)	2023-34A		Class D2R	7.455	1/15/2038	1,498,345
3,000,000	Magnetite XXXVIII Ltd.(d)(e)	2024-38A		Class C	6.305	4/15/2037	3,014,108
7,500,000	Marble Point CLO XVIII Ltd.(d)(e)	2020-2A		Class CR2	5.905	3/15/2038	7,526,978
10,400,000	Nassau 2018-II Ltd.(d)(e)	2018-IIA		Class C	6.716	10/15/2031	10,442,324
1,000,000	Neuberger Berman CLO XXI Ltd.(d)(e)	2016-21A		Class D2R3	7.834	1/20/2039	1,010,085
1,000,000	Neuberger Berman CLO XXII Ltd.(d)(e)	2016-22A		Class D2R2	8.632	4/15/2038	1,004,922
2,500,000	Neuberger Berman Loan Advisers CLO 26 Ltd.(d)(e)	2017-26A		Class D2R	8.234	10/18/2038	2,512,797
2,500,000	Newark BSL CLO 2 Ltd.(d)(e)	2017-1A		Class BR	5.870	7/25/2030	2,506,505
24,000,000	NGC 2024-I Ltd.(d)(e)	2024-1A		Class C	6.534	7/20/2037	24,114,730
2,000,000	NGC 2024-I Ltd.(d)(e)	2024-1A		Class D1	8.084	7/20/2037	2,023,212
1,200,000	NGC CLO 2 Ltd.(d)(e)	2025-2A		Class C1	6.084	4/20/2038	1,205,422
12,000,000	Northwoods Capital 22 Ltd.(d)(e)	2020-22A		Class CRR	6.871	9/16/2031	12,055,178
12,200,000	Northwoods Capital XI-B Ltd.(d)(e)	2018-11BA		Class CR	6.384	7/19/2037	12,258,569
5,589,000	Oaktree CLO 2019-2 Ltd.(d)(e)	2019-2A		Class BRR	6.105	10/15/2037	5,616,564
4,000,000	Oaktree CLO 2023-2 Ltd.(d)(e)	2023-2A		Class CR	5.834	7/20/2038	4,015,996
2,000,000	Oaktree CLO 2024-27 Ltd.(d)(e)	2024-27A		Class D2	8.057	10/22/2037	2,010,258
1,025,000	Obra CLO 1 Ltd.(d)(e)	2024-1A		Class D2	8.259	1/20/2038	1,024,428
15,000,000	Ocean Trails CLO XV Ltd.(d)(e)	2024-15A		Class C	6.755	1/15/2037	15,068,198
1,000,000	OCP CLO 2019-16 Ltd.(d)(e)	2019-16A		Class CR	6.039	4/10/2033	1,002,302
2,000,000	Octagon 52 Ltd.(d)(e)	2021-1A		Class CR	6.110	7/23/2037	2,009,670
3,000,000	Octagon Investment Partners 46 Ltd.(d)(e)	2020-2A		Class CR	6.366	7/15/2036	3,010,392
1,000,000	Octagon Investment Partners XVII Ltd.(d)(e)	2013-1A		Class CR2	5.820	1/25/2031	1,002,496
18,000,000	OFSI BSL CLO XIII Ltd.(d)(e)	2024-13A		Class C	6.584	4/20/2037	18,084,134
1,200,000	OFSI BSL IX Ltd.(d)(e)	2018-1A		Class C	6.166	7/15/2031	1,203,589
6,000,000	OFSI BSL XII Ltd.(d)(e)	2023-12A		Class D2R	7.884	1/20/2038	6,031,354
5,625,000	OFSI BSL XIV CLO Ltd.(d)(e)	2024-14A		Class D2	9.034	7/20/2037	5,652,876
2,000,000	OHA Credit Partners VII Ltd.(d)(e)	2012-7A		Class D2R4	7.704	2/20/2038	1,977,671
4,750,000	Palmer Square CLO 2021-1 Ltd.(d)(e)	2021-1A		Class C2R	7.434	4/20/2038	4,696,179
1,000,000	Park Blue CLO 2022-1 Ltd.(d)(e)	2022-1A		Class CR	5.984	10/20/2037	1,004,954
3,000,000	PPM CLO 3 Ltd.(d)(e)	2019-3A		Class CR	6.093	4/17/2034	3,010,077
1,500,000	PPM CLO 3 Ltd.(d)(e)	2019-3A		Class DR	7.243	4/17/2034	1,473,855
2,500,000	Rad CLO 10 Ltd.(d)(e)	2021-10A		Class C	5.871	4/23/2034	2,508,447
5,000,000	Rad CLO 16 Ltd.(d)(e)	2022-16A		Class CR	6.355	7/15/2037	5,023,987
2,000,000	Rad CLO 25 Ltd.(d)(e)	2024-25A		Class C2	6.284	7/20/2037	2,009,624
4,000,000	Sculptor CLO XXVI Ltd.(d)(e)	26	A	Class CR	6.084	1/20/2038	4,017,767

Leader High Quality Income Fund
Schedule of Investments
October 31, 2025 (Unaudited)

Principal Amount	ASSET-BACKED SECURITIES - 70.77% (continued)	Series	Class	Coupon Rate (%)	Maturity	Fair Value

	Collateralized Loan Obligations - 59.57% (continued)
$1,000,000	Signal Peak CLO 5 Ltd.(d)(e)	2018-5A	Class CR	6.558	4/25/2037	$1,004,688
6,250,000	Steele Creek CLO 2016-1 Ltd.(d)(e)	2016-1A	Class DR	7.199	6/15/2031	6,272,157
6,500,000	Steele Creek CLO 2018-1 Ltd.(d)(e)	2018-1A	Class D	7.016	4/15/2031	6,517,397
5,000,000	Sycamore Tree CLO 2024-5 Ltd.(d)(e)	2024-5A	Class CR	5.806	10/20/2038	5,000,000
5,000,000	Sycamore Tree CLO 2024-5 Ltd.(d)(e)	2024-5A	Class C	6.634	4/20/2036	5,000,000
6,000,000	Symphony CLO XV Ltd.(d)(e)	2014-15A	Class CR3	6.493	1/17/2032	6,016,534
1,020,000	TCI-Symphony CLO 2017-1 Ltd.(d)(e)	2017-1A	Class CR	5.966	7/15/2030	1,021,920
5,000,000	TCW CLO 2019-2 Ltd.(d)(e)	2019-2A	Class CR2	5.784	1/20/2038	5,022,389
8,000,000	TCW CLO 2021-1 Ltd.(d)(e)	2021-1A	Class D2R1	7.884	1/20/2038	7,939,079
500,000	TICP CLO VII Ltd.(d)(e)	2017-7A	Class DR	7.366	4/15/2033	502,984
2,000,000	Trinitas CLO IX Ltd.(d)(e)	2018-9A	Class CRR	6.396	1/20/2032	2,008,853
2,000,000	Trinitas CLO X Ltd.(d)(e)	2019-10A	Class CR	6.405	1/15/2035	2,006,649
2,500,000	Trinitas CLO XV Ltd.(d)(e)	2021-15A	Class CR	5.907	4/22/2034	2,499,998
2,500,000	Trysail CLO 2021-1 Ltd.(d)(e)	2021-1A	Class C	6.546	7/20/2032	2,508,157
8,000,000	VCC CLO 1, LLC(d)(e)	2024-1A	Class C	6.534	10/20/2036	8,031,751
1,200,000	Vibrant CLO XR Ltd.(d)(e)	2018-10RA	Class B	6.734	4/20/2036	1,204,531
1,300,000	Voya 2012-4 Ltd.(d)(e)	2012-4A	Class BR3	6.116	10/15/2030	1,302,499
1,000,000	Voya CLO 2014-4 Ltd.(d)(e)	2014-4A	Class CR2	7.523	7/14/2031	1,003,791
1,590,000	Voya CLO 2024-1 Ltd.(d)(e)	2024-1A	Class C	6.305	4/15/2037	1,597,476
4,000,000	Warwick Capital CLO 2 Ltd.(d)(e)	2023-2A	Class B	6.605	1/15/2037	4,011,954
3,500,000	Warwick Capital CLO 2 Ltd.(d)(e)	2023-2A	Class C	7.355	1/15/2037	3,514,256
5,500,000	Warwick Capital CLO 3 Ltd.(d)(e)	2024-3A	Class C	6.634	4/20/2037	5,525,675
4,950,000	Wellfleet CLO 2022-1 Ltd.(d)(e)	2022-1A	Class D2R	8.505	7/15/2037	4,974,771
9,400,000	Wind River 2021-3 CLO Ltd.(d)(e)	2021-3A	Class D2R	7.834	4/20/2038	9,449,847
7,500,000	Wind River 2021-4 CLO Ltd.(d)(e)	2021-4A	Class D	7.346	1/20/2035	7,353,147
7,000,000	Wind River 2024-1 CLO Ltd.(d)(e)	2024-1A	Class C	6.684	4/20/2037	7,032,635
						737,703,027

	TOTAL ASSET-BACKED SECURITIES (Cost $872,262,015)					876,394,314

	CORPORATE BONDS - 5.47%

	Diversified Financial Services - 0.40%
5,000,000	CIG DS1, LLC(d)			5.000	8/1/2026	5,000,000

	Oil & Gas - 5.07%
10,000,000	Petroleos Mexicanos - Mexico			6.700	2/16/2032	10,017,740
45,000,000	Petroleos Mexicanos - Mexico			7.690	1/23/2050	41,006,250
10,000,000	Petroleos Mexicanos - Mexico			10.000	2/7/2033	11,733,795
						62,757,785

	TOTAL CORPORATE BONDS (Cost $63,993,268)					67,757,785

	GOVERNMENT BOND - 4.12%
200,000,000	United States Treasury Strip			0.000	2/15/2055	50,955,600

	TOTAL GOVERNMENT BONDS (Cost $51,348,719)					50,955,600

Shares	SHORT-TERM INVESTMENT - 14.28%
176,898,912	First American Government Obligations Fund - Class X, 4.03%(f)					176,898,912

	TOTAL SHORT-TERM INVESTMENT (Cost $176,898,912)					176,898,912

	TOTAL INVESTMENTS (Cost $1,205,120,072) - 98.01%					$1,213,682,175

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.99%					24,700,228

	NET ASSETS - 100%					$1,238,382,403

Leader High Quality Income Fund
Schedule of Investments
October 31, 2025 (Unaudited)

The following abbreviations are used in this portfolio:

CLO - Collateralized Loan Obligation

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited Company

(a) The Liquidity Administrator has determined that these securities are illiquid. As of October 31, 2025, these securities amounted to $1,756,147 or 0.14% of net assets.

(b) The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c) Non-income producing security.

(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the total market value of 144A securities is $880,835,361 or 71.13% of net assets.

(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f) Rate disclosed is the seven day effective yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Leader Funds Trust

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2025 (Unaudited)

Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019, is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of the Trust.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to Leader Capital Corp. (the "Adviser") to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Leader Funds Trust

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2025 (Unaudited)

Fair Value Measurements (continued)

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Fixed income securities (asset-backed securities (“ABS”), collateralized loan obligations (“CLO”) and mortgage-backed securities (“MBS”) - Securities valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser may use inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of October 31, 2025.

High Yield Fund: Financial Instruments - Assets
Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$901,247	$—	$—	$901,247
Asset Backed Securities	—	145,345,506	—	145,345,506
Corporate Bonds (1) (2)	—	10,514,063	—	10,514,063
Non U.S. Government Bonds	—	446,747	—	446,747
Short-Term Investment	7,091,531	—	—	7,091,531
Total Assets	$7,992,778	$156,306,316	$—	$164,299,094

Leader Funds Trust

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2025 (Unaudited)

Fair Value Measurements (continued)

High Quality Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1) (2)	$—	$—	$1,756,147	$1,756,147
Common Stock (1)	10,585,000	—	—	10,585,000
Mutual Fund (1)	29,334,417	—	—	29,334,417
Asset Backed Securities	—	876,394,314	—	876,394,314
Corporate Bonds (1)(2)	—	67,757,785	—	67,757,785
U.S. Government Bonds	—	50,955,600	—	50,955,600
Short-Term Investment	176,898,912	—	—	176,898,912
Total Assets	$216,818,329	$995,107,699	$1,756,147	$1,213,682,175

(1)	For a detailed break-out of common stock, preferred stock, mutual funds and corporate bonds by industry or asset class, please refer to the Schedules of Investments.

(2)	Investments in VTB Bank PJSC Via VTB Eurasia DAC (“VTB Bank”) corporate bond in the High Yield Fund are being valued at zero by the Adviser using Level 3 inputs. Investments in Boxabl, Inc. preferred stock in the High Quality Fund are being valued at zero by the Adviser using Level 3 inputs.

The following tables are reconciliation of assets in which Level 3 inputs were used in determining value:

High Yield Fund	Balance as of July 31, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2025
VTB Bank PJSC Via VTB Eurasia DAC	$—	$—	$—	$—	$—	$—	$—	$—
TOTALS	$—	—	—	—	—	—	—	$—

High Quality Fund	Balance as of July 31, 2025	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2025
Boxabl, Inc.	$—	$—	$1,756,147	$—	$—	$—	$—	$1,756,147
TOTALS	$—	$—	$1,756,147	$—	$—	$—	$—	$1,756,147

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of October 31, 2025:

Quantitative information about Level 3 fair value measurements

High Yield Fund	Fair value at 10/31/2025	Valuation technique(s)	Unobservable input	Range

Corporate Bond	$—	Adviser	Estimated proceeds from sale (1)	$—

High Quality Fund	Fair value at 10/31/2025	Valuation technique(s)	Unobservable input	Range

Preferred Stock(1)	$1,756,147	Adviser	Estimated proceeds from sale (1)	$0.27

(1)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

Leader Funds Trust

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2025 (Unaudited)

Fair Value Measurements (continued)

The total change in unrealized appreciation attributable to Level 3 investments still held at October 31, 2025 is shown below.

Total Change in Unrealized Appreciation
High Yield Fund	$—
High Quality Fund	$1,756,147

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including ETFs CEFs and mutual funds (also referred to as "Underlying Funds") subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at October 31, 2025, are noted in the High Quality Fund’s Schedule of Investments. The High Yield Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the three months ended October 31, 2025 were as follows:

High Quality Fund:	Value as of July 31, 2025	Realized gain (loss)	Change in unrealized (depreciation)	Purchases	Sales	Value as of October 31, 2025	Shares held as of October 31, 2025	Income received
High Yield Fund	$29,406,758	$—	$(72,341)	$—	$—	$29,334,417	3,617,067	$658,812
Total	$29,406,758	$—	$(72.341)	$—	$—	$29,334,417	3,617,067	$658,812

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2025 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
High Yield Fund	$165,639,416	$2,581,600	$(3,921,922)	$(1,340,322)
High Quality Fund	1,205,299,031	11,449,903	(3,066,759)	8,383,144

The differences between book basis and tax basis unrealized appreciation (depreciation) from investments are primarily attributable to the tax deferral of losses on wash sales.